UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2005

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one):  [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

FORT POINT CAPITAL MANAGEMENT LLC
One Montgomery Street
San Francisco, CA  94104

Form 13F File Number:  028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

ROBERT A. RIEMER
Chief Financial Officer
(415) 394-0450

Signature, Place and Date of Signing:

/s/ Robert A. Riemer     San Francisco, CA     02/14/06
--------------------     -----------------     --------
    [Signature]            [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                     --------

Form 13F Information Table Entry Total:                    29
                                                     --------

Form 13F Information Table Value Total (x$1000):     $ 29,433
                                                     --------

List of Other Included Managers:

No.          Name
---          ----
                               *
(1)          ------------------

* Mr. ------------- the Investment Manager to -------------- and its affiliate, --------------, ----------------, and --------------- are
treated as a single entity for purposes of the Information Table.

FORM 13F INFORMATION TABLE - FOURTH QUARTER 2005
FORT POINT CAPITAL MANAGEMENT LLC

                             TITLE
                              OF                  VALUE      SHARES/   SH/  PUT/  INVST  OTH    VOTING AUTHORITY
NAME OF ISSUER               CLASS     CUSIP     (x1000)     PRN AMT   PRN  CALL  DSCRT  MGR   SOLE  SHARED  NONE
--------------               -----   ---------  --------    --------   ---  ----  -----  ---  --------------------

ACXIOM CORP                   COM     5125109   $    635      27,600   SH         SOLE         27,600      0     0
ADOBE SYSTEMS INC             COM    00724F101  $    887      24,000   SH         SOLE         24,000      0     0
ADVANCED AUTO PARTS INC       COM    00751Y106  $  1,347      31,000   SH         SOLE         31,000      0     0
ADVENT SOFTWARE INC           COM     7974108   $    209       7,218   SH         SOLE          7,218      0     0
ALCON INC                     COM    H01301102  $  1,348      10,400   SH         SOLE         10,400      0     0
ALLIANCE DATA SYSTEM CORP     COM    18581108   $  2,184      61,348   SH         SOLE         61,348      0     0
AMERICAN STANDARD COMPANIES   COM    29712106   $  1,346      33,700   SH         SOLE         33,700      0     0
ASHLAND INC                   COM    44209104   $  1,343      23,200   SH         SOLE         23,200      0     0
AUTOZONE INC                  COM    53332102   $  1,330      14,500   SH         SOLE         14,500      0     0
BALL CORP W/RTS TO PUR P/STK  COM    58498106   $  1,311      33,000   SH         SOLE         33,000      0     0
CALL ENCYSIVE PHARMA JAN     CALL    29256X6AV  $      5     210,000   SH   CALL  SOLE        210,000      0     0
  12.50
CHESAPEAKE ENERGY CORP        COM    165167107  $  1,333      42,000   SH         SOLE         42,000      0     0
DICKS SPORTING GOODS INC      COM    253393102  $    765      23,000   SH         SOLE         23,000      0     0
FINISH LINE INC-CL A          COM    317923100  $    658      37,800   SH         SOLE         37,800      0     0
GEVITY HR INC                 COM    374393106  $    653      25,388   SH         SOLE         25,388      0     0
HOME DEPOT INC                COM    437076102  $  1,336      33,000   SH         SOLE         33,000      0     0
HUDSON CITY BANCORP           COM    443683107  $  1,360     112,200   SH         SOLE        112,200      0     0
MENTOR CORP MINN              COM    587188103  $    429       9,300   SH         SOLE          9,300      0     0
MICROS SYSTEMS INC            COM    594901100  $  1,091      22,574   SH         SOLE         22,574      0     0
OMNICARE INC                  COM    681904108  $  1,425      24,899   SH         SOLE         24,899      0     0
PER-SE TECHNOLOGIES INC     COM NEW  713569309  $  1,730      74,068   SH         SOLE         74,068      0     0
POLARIS INDUSTRIES INC        COM    731068102  $    924      18,400   SH         SOLE         18,400      0     0
PUT SECTOR SPDR-ENER JAN      PUT    81999W5UM  $     57      27,000   SH    PUT  SOLE         27,000      0     0
  52.00
QUALCOMM INC                  COM    747525103  $    862      20,000   SH         SOLE         20,000      0     0
SEROLOGICALS CORP             COM    817523103  $    786      39,800   SH         SOLE         39,800      0     0
SIRVA INC                     COM    82967Y104  $  2,078     259,700   SH         SOLE        259,700      0     0
ST JUDE MEDICAL INC           COM    790849103  $    678      13,500   SH         SOLE         13,500      0     0
UNITED THERAPEUTICS CORP D    COM    91307C102  $    431       6,238   SH         SOLE          6,238      0     0
WOLVERINE WORLD WIDE INC W    COM    978097103  $    894      39,783   SH         SOLE         39,783      0     0